As filed with the Securities and Exchange Commission on October 15, 2010.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 84	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 85	[X]
JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	Jorden Burt LLP
JNL Series Trust	1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary	Suite 400 East
1 Corporate Way	Washington, D.C. 20007
Lansing, Michigan 48951	Attn: Gary Cohen

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on December 31, 2010 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

Supplement Dated December 31, 2010
To The Summary Prospectus Dated October 11, 2010

Supplement Dated December 31, 2010
To The Prospectus Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

The following Fund should be added to the list of Funds on the cover page and to the Table of Contents:

JNL/PPM America Floating Rate Income Fund

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Summary Prospectus
December 31, 2010

JNL/PPM America Floating Rate Income Fund
(the “Fund”)
Class A and B

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://jackson.onlineprospectus.net/jackson/JNLseriestrust/funds. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus dated and SAI, both dated October 11, 2010 are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the Fund is to seek to provide a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.01%
Total Annual Fund Operating Expenses	1.01%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.01%
Total Annual Fund Operating Expenses	0.81%

*“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$103	$322

Class B
1 year	3 years
$83	$259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets  in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, collateralized loan obligations (CLOs), commercial mortgage- backed securities, and asset-backed securities), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes, bonds and asset-backed securities, fixed income debt obligations and money market instruments.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 20% of its net assets in cash and non-floating rate securities, including lower-rated (“high yield”) corporate bonds, investment grade corporate bonds and equity securities.

The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps and credit linked notes) to enhance return, to hedge against fluctuations in securities prices, interest rates  and/or as a substitute for the purchase or sale of securities.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
High-yield bonds, lower-rated bonds and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  Floating rate investments generally fluctuate less in response to interest rate changes than fixed-rate debt securities, but may fluctuate in value because interest rate resets occur only periodically.  A decrease in interest rates could reduce the income earned by the Fund from its floating rate debt securities.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.

•
Loans risk – Loan investments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Access to the collateral securing certain loans may be limited by bankruptcy and other insolvency laws and the collateral may decline in value and/or be inadequate or difficult to realize upon.  Uncollateralized loan investments present greater risks than collateralized loans because there is no collateral on which the Fund can foreclose if the borrower is unable to pay interest or defaults in the payment of principal.  The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.  Senior Loans are also subject to the risk that a court could subordinate a Senior Loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a Senior Loan, the Fund will have to reinvest the proceeds in other Senior Loans or securities that may pay lower interest rates. Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Sub-Adviser.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Servicer risk – In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

•
Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Performance.  Performance for the Fund has not been included because the Fund will commence operations on the date of this prospectus.  Performance for the Fund will be available in the prospectus once the Fund has completed one full calendar year of operations.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John Walding	1999	Senior Managing Director
David Wagner	2000	Managing Director
Christopher Kappas	1999	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

The following Fund should be added to the section entitled "Additional Information About Each Fund":

JNL/PPM America Floating Rate Income Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America Floating Rate Income Fund is to seek to provide a high level of current income.

Principal Investment Strategies.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate investments, structured products (including, collateralized loan obligations (CLOs), commercial mortgage-backed securities, and asset-backed securities), money market securities of all types, repurchase agreements,  shares of money market funds, short-term bond funds, and floating rate funds.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned herein.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as, notes, bonds and asset-backed securities, fixed income debt obligations and money market instruments.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 20% of its assets in cash and non-floating rate securities, including lower-rated (“high yield”) corporate bonds, investment grade corporate bonds and equity securities.

The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps and credit linked notes ) to enhance return, to hedge against fluctuations in securities prices and interest rates, and/or as a substitute for the purchase or sale of securities.

In buying and selling securities for the Fund, the Sub-Adviser relies on fundamental credit analysis of each issuer and its ability to pay principal and interest given its current financial condition, its industry position and economic and market conditions.  The Sub-Adviser’s upfront credit selection and ongoing credit monitoring focuses on issuers that it believes (i) have the ability to generate positive cash flow, (ii) have reasonable debt multiples and equity capital, and (iii) have sufficient liquidity sources.  The Sub-Adviser also evaluates each security’s structural and security characteristics, underlying collateral, covenant protection and price compared to its long-term value.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Non-diversification risk
•	Servicer risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterpary and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Prepayment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Floating Rate Income Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of September 30, 2010, PPM, an affiliate of the investment adviser to the Trust, managed approximately $___ billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. [to be updated by amendment]

PPM utilizes a team of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review new issue transactions, portfolio holdings and to discuss secondary trading activity.  The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.  John Walding, as head of the team, has the ultimate decision making responsibility for the team, but the process reflects the interactive and regular communication among the entire team.

John Walding, Senior Managing Director, Head of the High Yield Loan Group.  Mr. Walding joined PPM in 1999 to help manage the loan group.  In August, 2001, he was promoted to Senior Managing Director, Head of the High Yield Loan Group.  Mr. Walding is responsible for managing all aspects of the group, including portfolio management, marketing, new issue transaction review and trading.  Previously, Mr. Walding was employed by First Source Financial, Inc. (and its predecessor, Household Commercial Financial Services) for ten years.  He led a team responsible for underwriting and portfolio management of direct and syndicated leveraged debt transactions.  He also served in various capacities including managing a high yield bond portfolio, underwriting, structuring and managing leveraged loan transactions and working out troubled loans and owned-company positions.  He began his career at Dai-Ichi Kangyo Bank where he spent two years in the corporate finance group.  He received his M.B.A., Finance from DePaul University in 1988 and graduated from Elmhurst College in 1986.

David Wagner, Managing Director.  Mr. Wagner joined PPM in 2000.  Mr. Wagner is focused on portfolio management, credit monitoring, new issue transaction review and secondary trading.  Previously, he was employed by First Source Financial, Inc. and its predecessor Household Commercial Financial Services for eight years where he led a team responsible for underwriting and portfolio management of direct and syndicated leveraged debt transactions.  Mr. Wagner was also involved in developing, underwriting, structuring and managing leveraged loan transactions and working out troubled loans and owned-company positions.  He began his career in the Corporate Finance Group of GE Capital as an investment analyst conducting collateral audits for new business opportunities and existing portfolio loans.  Mr. Wagner received his M.M. from Kellogg Graduate School of Business at Northwestern University in 1996 and a B.B.A. in Finance and Marketing from the University of Wisconsin in 1988.

Christopher Kappas, Managing Director. Mr. Kappas joined PPM in 1999 and is focused on portfolio management, credit monitoring, new issue transaction review and secondary trading.  Previously, he worked at Black Diamond Capital Management, a hedge fund investing in high yield bank debt and bonds, in a similar capacity.  Mr. Kappas also worked as a commercial lender at Sakura Bank for four years and LaSalle Bank for three years.  Mr. Kappas received his M.B.A from Loyola University Chicago in 1990 and his B.B.A. in finance from the University of Iowa in 1987.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’s first Shareholder Report.

For the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Moderate Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table entitled “JNL Series Trust” in its entirety and replace it with the following:

JNL Series Trust

JNL/BlackRock Commodity Securities Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund

JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

In the section entitled “Glossary of Risks,” please add “Servicer risk”:

Servicer risk – Floating rate loans are typically structured and administered by a financial institution that acts as an agent for the holders of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as, the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

In the section entitled “Glossary of Risks,” please delete “Temporary defensive positions and large cash positions” in its entirety and replace it with the following:

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please add the following Fund to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/PPM America Floating Rate Income Fund	$0 to $500 million Over $500 million	.65% .60%

In the section entitled "Management of the Trust," sub-section entitled “Administrative Fee,” please add the following Fund to the table:

Funds	Assets	Administrative Fee
JNL/PPM America Floating Rate Income Fund	All Assets	.15%

This Supplement is dated December 31, 2010.

(To be used with _____________________.)

CMX_________ 12/10

Supplement Dated December 31, 2010
To The Statement of Additional Information
Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 41, please delete paragraph (1) under the section entitled “Fundamental Policies” in its entirety and replace it with the following:

(1)           Each Fund, except the JNL/American Funds Global Bond Fund, JNL/BlackRock Commodity Securities Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, and JNL/Lazard Mid Cap Equity Fund, shall be a “diversified company,” as such term is defined under the 1940 Act.

On page 69, please add the following disclosure for JNL/PPM America Floating Rate Income Fund in the section entitled “Operating Policies”:

For the JNL/PPM America Floating Rate Income Fund:

(a)
At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate investments, structured products including collateralized loan obligations (CLOs), commercial mortgage-backed securities and asset-backed securities, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds, and floating rate funds.

(b)
The Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above for purposes of satisfying the 80% requirement.

(c)	The Fund will invest primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers.

(d)
The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans, other floating rate debt securities such as notes, bonds and asset-backed securities, fixed income debt obligations and money market instruments.

(e)	The Fund may invest up to 20% of its assets in cash and non-floating rate securities, including lower-rated (“high yield”) corporate bonds, investment grade corporate bonds, and equity securities.

(f)
The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps and  credit linked notes ) to enhance return, to hedge against fluctuations in securities prices and interest rates and/or as a substitute for the purchase or sale of securities.

On page 153, please delete the first paragraph under “PPM America, Inc.” in its entirety and replace it with the following:

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund.  PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

On page 154, please add the following table(s) under “PPM America, Inc.” in the sub-section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest”:

The following tables reflect information as of December 31, 2009: [to be updated by amendment]

JNL/PPM America Floating Rate Income Fund
John Walding	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

David Wagner	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

Christopher Kappas	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

On page 156, please add the following table under “PPM America, Inc.” in the sub-section entitled “Security Ownership of Portfolio Managers for the JNL/PPM America Floating Rate Income Fund”:

Security Ownership of Portfolio Managers for the JNL/PPM America Floating Rate Income Fund [to be updated by amendment]

Security Ownership of Portfolio Managers	John Walding	David Wagner	Christopher Kappas
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 173, please add the row for JNL/PPM America Floating Rate Income Fund in the section entitled “Sub-Advisory Fees”:

FUND	ASSETS	FEES
JNL/PPM America Floating Rate Income Fund	$0 to $300 million Over $300 million	.25% .20%

This Supplement is dated December 31, 2010.

(To be used with V3180 10/10 and V3180PROXY 10/10.)

CMX________ 12/10

JNL SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)
Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b)	(1)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

	(2)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(3)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(c)		Not Applicable

(d)	(1)
Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(3)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(4)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(5)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(6)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(7)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(8)
Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(9)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(10)
Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(11)
Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(12)
Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(13)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(14)
Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(15)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(16)
Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(17)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(18)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(19)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(20)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(21)
Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(22)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

(23)
Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(24)
Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(25)
Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(26)
Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(27)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(28)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(29)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(30)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(31)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(32)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(33)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(34)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(35)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(36)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(37)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(38)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(39)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(40)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(41)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(42)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(43)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(44)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(45)
Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(46)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(47)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(48)
Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(49)
Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(50)
Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(51)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(52)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(53)
Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(54)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(55)
Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(56)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(57)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(58)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation,  incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(59)
Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(60)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(61)
Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(62)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(63)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(64)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(65)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(66)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(67)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(68)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(69)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(70)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(71)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(72)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(73)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(74)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(75)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(76)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(77)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(78)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(79)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(80)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(81)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(82)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(83)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(84)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(85)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(86)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(87)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(88)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(89)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(90)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(91)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(92)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(93)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(94)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(95)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(96)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(97)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(98)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(99)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(100)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(101)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(102)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(103)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(104)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(105)
Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(106)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(107)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(108)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(109)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(110)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(111)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(112)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(113)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(114)
Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(115)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(116)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(117)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(118)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(119)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(120)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(121)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(122)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(123)
Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(124)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(125)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(126)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(127)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(128)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(129)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(130)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(131)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(132)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(133)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(134)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(135)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(136)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(137)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(138)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3,  2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(139)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(140)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's  Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(141)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(142)
REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(143)
REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(144)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(145)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(146)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(147)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(148)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(149)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(150)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(151)
Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(152)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(153)
Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(154)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(155)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(156)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(157)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(158)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment 62 filed with the Securities and Exchange Commission on June 16, 2008.

(159)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(160)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(161)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(162)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(163)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(164)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(165)
Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(166)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(167)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(168)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(169)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(170)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(171)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(172)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(173)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(174)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(175)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(176)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(177)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(178)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(179)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(180)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(181)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(182)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(183)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(184)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(185)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(186)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Templeton Institutional, LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(187)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(188)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(189)
Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(190)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(191)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. dated June 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(192)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(193)
Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(194)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(195)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(196)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(197)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company dated September 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(198)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. dated January 3, 2011, to be filed by amendment.

	(199)	Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated January 3, 2011, to be filed by amendment.

(e)	(1)
Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(3)
Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(4)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(5)
Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(6)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(7)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(8)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(9)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(10)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(11)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

(12)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(13)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(14)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(15)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(16)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(17)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(18)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(19)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(20)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(21)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(22)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(23)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(24)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(25)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(26)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(27)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(28)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(29)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(30)
Fund Participation Agreement among Jackson National Life Insurance Company, Registrant, BlackRock Series Fund, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(31)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(32)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 3, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(f)		Not Applicable.

(g)	(1)
Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

(2)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

(5)
Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(6)
Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(7)
Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(8)
Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(9)
Amendment to Mutual Fund Custody and Services Agreement  between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(10)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(11)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(12)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(13)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(14)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(15)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(16)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(17)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(18)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(19)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(20)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(21)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(22)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(23)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(24)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(25)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(26)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(27)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(28)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(29)
Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(30)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(31)
International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(32)
Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(33)
Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(34)
Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(35)
Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(36)
Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(h)	(1)
Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

(2)
Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(5)
Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(6)
Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(7)
Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(8)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(9)
Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(10)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(11)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(12)
Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on  September 26, 2002.

(13)
Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(14)
Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(15)
Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(16)
Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(17)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(18)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(19)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(20)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(21)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(22)
Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(23)
Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(24)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(25)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(26)
Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

(27)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(28)
Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(29)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(30)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(31)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(32)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(33)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(34)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(35)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(36)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(37)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(38)
Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(39)
Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(40)
Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(41)
Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(42)
Form of Plan of Reorganization of the JNL Series Trust, dated February 7, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(43)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(44)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(45)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(46)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective  Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(47)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(48)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(49)
Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(50)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(51)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(52)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(53)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(54)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(55)
Form of Amendment to Transfer Agency Agreement between Registrant and  Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(56)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(57)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission  on September 26, 2008.

(58)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(59)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National  Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and  Exchange Commission on December 11, 2008.

(60)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(61)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(62)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED GROWTH FUND (the "Acquiring Fund") and its JNL/S&P GROWTH RETIREMENT STRATEGY FUND (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(63)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Moderate Growth Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(64)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management Small Cap Index Fund (the "Acquiring Fund") and its JNL/Lazard Small Cap Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(65)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(66)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Fund (the "Acquiring Fund") and its JNL/S&P Moderate Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(67)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/PPM America Core Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(68)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2015 Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(69)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund (the "Acquired Funds")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(70)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Fund (the "Acquiring Fund") and its JNL/S&P Retirement Income Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(71)
Expense Limitation Agreement, dated October 1, 2009, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(72)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(73)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(74)
Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(75)
Expense Limitation Agreement, dated January 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(76)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(77)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(78)	Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, to be filed by amendment.

	(79)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 3, 2011, to be filed by Amendment.

	(80)	Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 3, 2011, to be filed by amendment.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, to be filed by amendment.

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(3)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

	(4)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(5)
Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(6)
Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(7)
Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(8)
Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(9)	Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(10)	Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(11)	Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(12)	Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(13)	Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(14)	Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(15)	Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(16)	Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(17)	Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(18)	Form of Distribution Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(19)	Distribution Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(20)	Distribution Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(21)	Distribution Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(22)	Distribution Plan, dated January 3, 2011, to be filed by amendment.

(n)	(1)	Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(2)	Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(3)	Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

	(4)	Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(5)	Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(6)	Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(7)	Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(8)	Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(9)	Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(10)	Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(11)	Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(12)	Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(13)	Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(14)	Form of Multiple Class Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(15)	Multiple Class Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(16)	Multiple Class Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(17)	Multiple Class Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(18)	Multiple Class Plan, dated January 3, 2011, to be filed by amendment.

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(3)	Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(4)	Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(5)	J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(6)	Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(7)	Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(8)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(9)	PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(10)	Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(11)	Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

(12)
Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(13)	T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(14)	OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(15)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(16)	AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(17)	Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

	(18)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

	(19)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(20)
OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(21)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(22)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(23)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

	(24)	Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(25)	PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(26)	Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(27)	Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(28)
Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(29)	Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(30)
Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(31)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(32)
Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(33)
Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(34)
T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(35)
The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(36)
Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(37)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(38)
Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(39)
Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(40)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(41)
Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(42)
Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

(43)
Code of Ethics for Pacific Investment Management Company, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

	(44)	Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

(45)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(46)
Code of Ethics for Credit Suisse Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(47)	Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(48)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(49)
Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(50)	Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(51)
Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(52)	Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(53)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(54)
Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(55)
Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(56)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(57)
Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(58)
Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(59)
Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(60)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(61)
Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(62)
Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(63)
Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by  reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(64)
Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(65)
Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's  Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(66)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(67)
Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(68)
Code of Ethics for Wellington Management Company, LLP, dated January  1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(69)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(70)
Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(71)
Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(72)
Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(73)
Code of Ethics for Franklin Templeton Investments, dated May  1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(74)
Code of Ethics for INVESCO  Institutional (N.A.), Inc., dated June 5, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(75)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(76)
Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(77)
Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(78)
Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(79)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(80)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(81)
Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT  H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(82)
Code of Ethics for Invesco Asset Management Limited, dated January  1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(83)
Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(84)
Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

	(85)	Code of Ethics for PPM America, Inc., dated March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(86)
Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(87)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(88)
Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(89)
Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC,  dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(90)
Code of Ethics for Capital Guardian Trust Company, dated September 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(91)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(92)
Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(93)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(94)
Code of Ethics for Capital Guardian Trust Company, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(95)
Code of Ethics for Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated May 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(96)
Code of Ethics for  Eagle Asset Management, Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(97)
Code of Ethics for Invesco Asset Management Limited, dated  March 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(98)
Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(99)
Code of Ethics for Lazard Asset Management, LLC, dated November 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(100)
Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, incorporated  by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(101)
Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(102)
Code of Ethics for M&G  Investment Management Limited, dated February, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(103)
Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

	(104)	Code of Ethics for PPM America, Inc., dated March 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(105)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated April 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(106)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(107)
Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(108)
Code of Ethics for Capital Guardian Trust Company, dated June, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(109)
Code of Ethics for Credit Suisse Asset Management, LLC, dated July 9, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(110)
Code of Ethics for Eagle Asset Management, Inc., dated August 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(111)
Code of Ethics for Franklin Templeton Investments, LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

	(112)	Code of Ethics for Invesco Asset Management Limited, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(113)
Code of Ethics for Ivy Investment Management Company, dated November 19, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(114)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(115)
Code of Ethics for Mellon Capital Management Corporation, dated May, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(116)
Code of Ethics for Pacific Investment Management Company LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(117)
Code of Ethics for PPM America, Inc., dated March 31, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(118)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated July 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(119)
Code of Ethics for Red Rocks Capital LLC, dated March 19, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(120)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated October 27, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(121)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(122)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(123)
Code of Ethics for BlackRock Investment Management, LLC, dated December 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(124)
Code of Ethics for Capital Guardian Trust Company, dated March 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(125)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated January 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(126)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(127)
Code of Ethics for J.P. Morgan Investment Management Inc., dated February 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(128)
Codes of Ethics for PPM America, Inc., dated February 12, 2010 and March 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(129)
Code of Ethics for Red Rocks Capital LLC, dated March 16, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(130)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with three attachments dated March 31, 2010 and the last attachment dated October 2009), incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(131)
Code of Ethics for Wellington Management Company, LLP, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(132)
Code of Ethics for Capital Guardian Trust Company, dated June 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(133)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated August 4, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

Item 29. Persons controlled by or under Common Control with Registrant.

Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Koors, Nerud, and Piszczek; and Ms. Engler, Ms. Woodworth, Ms. Buiter, Ms. Crosser, Ms. Hernandez, and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present).

Robert A. Fritts	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Senior Vice President (01/2009 to Present); and Chief Financial Officer (1/2007 to Present).

Andrew B. Hopping	1 Corporate Way Lansing, Michigan 48951	Chairman (01/01/2007 to Present); and Managing Board Member (03/1998 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	President (01/01/2007 to present); Managing Board Member (01/01/2007 to present); and Chief Executive Officer (01/01/2010 to present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 01/01/2010); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).

BlackRock Investment Management, LLC; Capital Guardian Trust Company; Eagle Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Advisers, Inc.; Invesco Asset Management Ltd.; Ivy Investment Management Company; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Prudential Asset  Management (Singapore) Limited; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; and Wellington Management Company, llp; the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISER/SUB-SUB-ADVISERS:	FILE NO.:

BlackRock Investment Management, LLC	801-56972
Capital Guardian Trust Company	801-60145
Eagle Asset Management, Inc.	801-21343
Franklin Advisers, Inc.	801-26292
Franklin Advisory Services, LLC	801-51967
Franklin Mutual Advisers, LLC	801-53068
Franklin Templeton Institutional, LLC	801-60684
Goldman Sachs Asset Management, L.P.	801-37591
Goldman Sachs Asset Management International	801-38157
Invesco Advisers, Inc.	801-15211
Invesco Asset Management Ltd.	801-50197
Ivy Investment Management Company	801-61515
J.P. Morgan Investment Management Inc.	801-21011
Lazard Asset Management LLC	801-6568
M&G Investment Management Limited	801-21981
Mellon Capital Management Corporation	801-19785
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
Prudential Asset Management (Singapore) Limited	801-68252
Red Rocks Capital LLC	801-67832
Standard & Poor's Investment Advisory Services, LLC	801-51431
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-856
Wellington Management Company, llp	801-15908

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson  National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, and JNL Investors Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Michael A. Wells 1 Corporate Way Lansing, MI 48951	Manager

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Manager

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Pamela Aurbach 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

Amy Bozic 7601 Technology Way Denver, CO 80237	Regional Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristina Brendlinger 7601 Technology Way Denver, CO 80237	Assistant Vice President

William Britt 7601 Technology Way Denver, CO 80237	Regional Vice President

Tori Bullen 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Senior Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Greg Cicotte 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Maura Collins 7601 Technology Way Denver, CO 80237	Vice President

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

George Daggett 7601 Technology Way Denver, CO 80237	Assistant Vice President

Bob Dwyer 7601 Technology Way Denver, CO 80237	Regional Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Rupert T. Hall, Jr. 7601 Technology Way Denver, CO 80237	Regional Vice President

Bonnie Howe 7601 Technology Way Denver, CO 80237	Vice President and General Counsel

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Steve Johnson 7601 Technology Way Denver, CO 80237	Regional Vice President

Georgette Kraag 7601 Technology Way Denver, CO 80237	Regional Vice President

Steve Kluever 7601 Technology Way Denver, CO 80237	Senior Vice President

John Koehler 7601 Technology Way Denver, CO 80237	Vice President

James Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President

Barbara Logsdon Smith 7601 Technology Way Denver, CO 80237	Assistant Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

James McCorkle 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 1 Corporate Way Lansing, MI 48951	Vice President

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tony Natale 38705 Seven Mile Road, Suite 251 Livonia, MI 48152-1058	Regional Vice President

Steve Papa 7601 Technology Way Denver, CO 80237	Regional Vice President

Eric Palumbo 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brandon S. Pisanos 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy Rafferty 7601 Technology Way Denver, CO 80237	Assistant Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Gregory B. Salsbury 7601 Technology Way Denver, CO 80237	Executive Vice President

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Jennifer (Seamount) Miller 7601 Technology Way Denver, CO 80237	Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

David Stebenne 7601 Technology Way Denver, CO 80237	Regional Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Assistant Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Doug Townsend 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Financial Officer and FinOp

C. Ray Trueblood 7601 Technology Way Denver, CO 80237	Vice President

Asa Wood 7601 Technology Way Denver, CO 80237	Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Matthew Yellott 7601 Technology Way Denver, CO 80237	Assistant Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 15th day of October, 2010.

JNL SERIES TRUST
/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee*	October 15, 2010
Michael Bouchard
Trustee

/s/ William Crowley by Susan S. Rhee*	October 15, 2010
William Crowley
Trustee

/s/ Dominic D'Annunzio by Susan S. Rhee*	October 15, 2010
Dominic D'Annunzio
Trustee

/s/ Michelle Engler by Susan S. Rhee*	October 15, 2010
Michelle Engler
Trustee

/s/ James Henry by Susan S. Rhee*	October 15, 2010
James Henry
Trustee

/s/ Daniel W. Koors by Susan S. Rhee*	October 15, 2010
Daniel W. Koors
Vice President, Chief Financial Officer, and Treasurer

/s/ Richard D. McLellan by Susan S. Rhee*	October 15, 2010
Richard D. McLellan
Trustee

/s/ Mark D. Nerud by Susan S. Rhee*	October 15, 2010
Mark D. Nerud
President and Trustee

/s/ William R. Rybak by Susan S. Rhee*	October 15, 2010
William R. Rybak
Trustee

/s/ Patricia A. Woodworth by Susan S. Rhee*	October 15, 2010
Patricia A. Woodworth
Trustee

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2010
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2010
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2010
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2010
Michelle Engler

/s/ James B. Henry	January 1, 2010
James B. Henry

/s/ Daniel W. Koors	January 1, 2010
Daniel W. Koors

/s/Richard D. McLellan	January 1, 2010
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2010
Mark D. Nerud

/s/ William R. Rybak	January 1, 2010
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2010
Patricia A. Woodworth

EXHIBIT LIST

Exhibit Number 23	Exhibit Description

(i)	Opinion and Consent of Counsel, attached hereto as EX 99.23(i).